Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Impact of deemed repatriation under US Tax Reform	$ 0	$ 7,694	$ 0
Tax cuts and jobs act of 2017, incomplete accounting, provisional income tax expense (benefit)		500
Valuation allowance for deferred tax assets	27,263	22,439	20,300
Net change in the total valuation allowance	4,800	2,100
Tax credit carry forward, valuation allowance	6,200
Deferred tax liabilities, undistributed foreign earnings	4,900	3,100
Unrecognized tax benefit, potentially expire in 2019	1,300
Total unrecognized tax benefits net of potential benefits	21,400	23,700	26,600
Interest and penalties recognized as an expense	1,300	900	$ 100
Total accrued interest and penalties	1,100	2,400
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	5,600	500
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	800	1,600
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	4,000	4,500
Other non-U.S subsidiaries operating loss carryforwards for income tax	72,900	77,200
Other non-U.S subsidiaries tax credit carryforwards for income tax	4,900	4,800
Foreign Country | Tax Year 2019 to 2025
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	4,700	4,700
Foreign Country | Tax Year 2026 to 2035
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	3,200	$ 0
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. Federal net operating loss carry forwards currently available for offset	2,200
Alternative minimum tax credit carry forwards	400
Business credit carry forwards that are available to offset	300
United States | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	15,089
U.S. federal net operating loss carry forwards	12,900
Tax credit carry forward	21,900
United States | Tax Year 2018 to 2020 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	4,900
United States | Tax Year 2021 to 2025 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	7,500
United States | Tax Year 2026 to 2035 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	500
United States | State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	$ 32,622